Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases	Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31, 2021	December 31, 2020

Operating lease right of use assets	$416,383	$423,088

Current portion of operating lease liabilities	76,778	65,520
Non-current portion of operating lease liabilities	386,644	397,936
Total operating lease liabilities	$463,422	$463,456

Weighted average remaining lease term (years)	4.92	5.45
Weighted average discount rate	2.91%	2.95%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities for the next five years are as follows:

December 31, 2021
2022	$88,923
2023	75,777
2024	52,734
2025	44,681
2026	40,354
2027 and thereafter	$263,174
Total lease payments	$565,643
Less imputed interest	102,221
Total	$463,422